Transfers of Financial Assets (Tables)	12 Months Ended
Oct. 31, 2023
Fair Value [Member]
Statement [Line Items]
Summary of Carrying Value and Fair Value of Transferred Assets That Did Not Qualify for Derecognition and Associated Liabilities Relating to Loan Securitizations
The following table presents the carrying values and fair values of transferred assets that did not qualify for derecognition and the associated liabilities relating to loan securitizations:

(Canadian $ in millions)		2023		2022
	Carrying value (1)	Fair value	Carrying value (1)	Fair value
Assets
Trading securities (2)	277	–	1,062	–
Residential mortgages	7,317	–	7,503	–
Other related assets (3)	8,430	–	10,012	–
Total	16,024	15,266	18,577	17,764
Associated liabilities (4)	14,937	14,244	17,471	16,846

(1)	Carrying value of loans is net of allowance for credit losses, where applicable.
(2)	Trading securities represent CMO issued by third-party sponsored vehicles, where we do not substantially transfer all the risks and rewards of ownership to third-party investors.
(3)
Other related assets represent payments received on account of mortgages pledged under securitization programs that have not yet been applied against the associated liabilities. The payments received are held in permitted instruments on behalf of the investors in the securitization vehicles until principal payments are required to be made on the associated liabilities. In order to compare all assets supporting the associated liabilities, this amount is added to the carrying value of the securitized assets in the table above.

(4)	Associated liabilities are recognized in securitization and structured entities’ liabilities in our Consolidated Balance Sheet.